DERIVATIVES (Details) (EUR €) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cross Currency Interest Rate Swap [Member]
Derivative Assets [Abstract]
Contract / Notional amount	€ 3,454,366	€ 2,168,376
Fair value	188,836	131,049
Derivative Liabilities [Abstract]
Contract / Notional amount	3,624,583	1,340,197
Fair value	373,142	163,072
Financial Futures
Derivative Assets [Abstract]
Contract / Notional amount	3,335,302	3,229,732
Fair value	3,252	39,842
Derivative Liabilities [Abstract]
Contract / Notional amount	814,882	1,083,455
Fair value	10,014	29,747
Foreign exchange swaps
Derivative Assets [Abstract]
Contract / Notional amount	3,674,988	3,078,929
Fair value	136,369	106,581
Derivative Liabilities [Abstract]
Contract / Notional amount	2,288,243	2,371,779
Fair value	87,889	23,136
Foreign exchange swaps
Derivative Instruments Gain Loss Line Items
Net gains/(losses)	5,042	44,215
Forward Rate Agreements [Member]
Derivative Assets [Abstract]
Contract / Notional amount	70,070	24,367
Fair value	1,334	629
Derivative Liabilities [Abstract]
Contract / Notional amount	23,968	56,107
Fair value	847	264
Forward Rate Agreements [Member]
Derivative Instruments Gain Loss Line Items
Net gains/(losses)	(1,875)	15,059
Interest rate swaps and cross currency interestrate swaps
Derivative Assets [Abstract]
Contract / Notional amount	31,831,783	30,622,362
Fair value	1,304,386	1,512,920
Derivative Liabilities [Abstract]
Contract / Notional amount	22,577,707	25,675,742
Fair value	1,207,035	1,068,706
Interest rate swaps and cross currency interestrate swaps
Derivative Instruments Gain Loss Line Items
Net gains/(losses)	(585,082)	(224,000)
Options [Member]
Derivative Assets [Abstract]
Contract / Notional amount	3,418,324	3,855,720
Fair value	87,725	72,789
Derivative Liabilities [Abstract]
Contract / Notional amount	2,700,805	1,724,510
Fair value	93,567	39,973
Options [Member]
Derivative Instruments Gain Loss Line Items
Net gains/(losses)	(127,263)	(852)
Outright foreign exchange forwards
Derivative Assets [Abstract]
Contract / Notional amount	347,979	371,144
Fair value	7,728	7,451
Derivative Liabilities [Abstract]
Contract / Notional amount	406,583	554,782
Fair value	12,934	5,115
Outright foreign exchange forwards
Derivative Instruments Gain Loss Line Items
Net gains/(losses)	(13,051)	4,473
Commodity Swaps And Other [Member]
Derivative Assets [Abstract]
Contract / Notional amount	22,041
Fair value	1,562
Derivative Liabilities [Abstract]
Contract / Notional amount	22,571
Fair value	1,923
Commodity Swaps And Other [Member]
Derivative Instruments Gain Loss Line Items
Net gains/(losses)	5,453
Financial Futures [Member]
Derivative Instruments Gain Loss Line Items
Net gains/(losses)	€ (227,366)	€ (6,590)